Stockholders' Deficit - Schedule of Shares of Common Stock are Reserved for Future Issuance (Details) - shares	Mar. 31, 2025	Dec. 31, 2024
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	5,967,347	5,934,289
Stock purchase warrants [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	5,381,916	5,465,249
Convertible Notes Payable [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	480,608	464,217
Stock options issued and outstanding [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	104,823